Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

September 4, 2018

Securities and Exchange Commission

100 F Street, N.W.

Washington, D.C. 20549

Re:	Transamerica Separate Account R3 (File No. 333-166119)

Dear Commissioners:

On behalf of Transamerica Separate Account R3 (the “Separate Account”) of Transamerica Life Insurance Company (the “Company”), incorporated by reference are Semi-Annual Reports for the underlying funds of the Separate Account (the “Funds”) for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the “Act”). The Company understands that the Funds have filed, or will file, its Semi-Annual Report with the Commission under separate cover pursuant to Rule 30d-1.

The Funds Semi-Annual Report filings are as follows:

American Funds Insurance Series – AFIS Global Small Capitalization Fund (Class 2) (File No. 811-03857).

American Funds Insurance Series – AFIS Growth Fund (Class 2) (File No. 811-03857).

American Funds Insurance Series – AFIS International Fund (Class 2) (File No. 811-03857).

American Funds Insurance Series – AFIS New World Fund (Class 2) (File No. 811-03857).

Columbia Funds Variable Insurance Trust – Columbia Variable Portfolio – Small Cap Value Fund – Class 1 (File No. 811-05199).

Deutsche DWS Investments VIT Funds – DWS Small Cap Index VIP (Class A) (File No. 811-07507).

DFA Investment Dimensions Group, Inc. – DFA VA Global Bond Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA International Small Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA International Value Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA Short-Term Fixed Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. – DFA VA U.S. Large Value Portfolio (File No. 811-03258).

DFA Investment Dimensions Group, Inc. –DFA VA U.S. Targeted Value Portfolio (File No. 811-03258).

Fidelity Variable Insurance Products Funds – Fidelity VIP Balanced Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP Contrafund® Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP Growth Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP High Income Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

Fidelity Variable Insurance Products Funds – Fidelity VIP Mid Cap Portfolio (Initial Class) (File No. 811-03329, 811-05511, 811-07205, 811-03759, 811-05361).

First Eagle Variable Funds, Inc. – First Eagle Overseas Variable Fund (File No. 811-09092).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. American Value Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Diversified Dividend Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Health Care Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Mid Cap Core Equity Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Small Cap Equity Fund (Series I Shares) (File No. 811-07452).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Invesco V.I. Technology Fund (Series I Shares) (File No. 811-07452).

Janus Aspen Series – Janus Henderson VIT Balanced Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson VIT Enterprise Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson VIT Flexible Bond Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson VIT Forty Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson VIT Global Research Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson VIT Overseas Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson VIT Mid Cap Value Portfolio (Institutional Shares) (File No. 811-07736).

Janus Aspen Series – Janus Henderson VIT Research Portfolio (Institutional Shares) (File No. 811-07736).

ALPS Variable Investment Trust – Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class I) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Balanced ETF Asset Allocation Portfolio (Class I) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Conservative ETF Asset Allocation Portfolio (Class I) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Growth ETF Asset Allocation Portfolio (Class I) (File No. 811-21987).

ALPS Variable Investment Trust – Morningstar Income and Growth ETF Asset Allocation Portfolio (Class I) (File No. 811-21987).

PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Administrative Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO All Asset Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO High Yield Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO Real Return Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO Short-Term Portfolio (Institutional Class) (File No. 811-08399).

PIMCO Variable Insurance Trust – PIMCO Total Return Portfolio (Institutional Class) (File No. 811-08399).

Royce Capital Fund – Royce Micro-Cap Portfolio (Investment Class) (File No. 811-07537).

Royce Capital Fund – Royce Small-Cap Portfolio (Investment Class) (File No. 811-07537).

T. Rowe Price Equity Series, Inc. – T. Rowe Price Blue Chip Growth Portfolio (File No. 811-07143).

T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio (File No. 811-07143).

T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio (File No. 811-07143).

T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio (File No. 811-07145).

Third Avenue Variable Series Trust – Third Avenue Value Portfolio (File No. 811-09395).

Vanguard® Variable Insurance Fund – Vanguard® VIF Balanced Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Capital Growth Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Diversified Value Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Income Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Equity Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Growth Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF High Yield Bond Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF International Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Mid-Cap Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Real Estate Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Short-Term Investment-Grade Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Small Company Growth Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Total Bond Market Index Portfolio (File No. 811-05962).

Vanguard® Variable Insurance Fund – Vanguard® VIF Total Stock Market Index Portfolio (File No. 811-05962).

These Semi-Annual Reports are for the period ending June 30, 2018 and have been transmitted to contract holders in accordance with Rule 30e-2 under the Act. If you have any questions regarding this filing, please contact Karen Carpenter at (319) 491-8364.

Very truly yours,

/s/ Brian G. Stallworth

Assistant Secretary

Transamerica Life Insurance Company